Operating Leases (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Operating Leases

Note 8 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2027. Certain leases contain renewal options.

Rent expense for the operating leases was $191,758 and $0 during the years ended December 31, 2017 and 2016 and $401,0177 (unaudited) and $114,670 (unaudited) during the nine months ended September 30, 2018 and 2017.

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at September 30, 2018:

Years Ending December 31,	Amount

2018 (three months)	$216,838
2019	854,759
2020	794,101
2021	643,082
2022	641,947
Thereafter	1,651,210
Total	$4,801,937

IMAC Regeneration Center of St. Louis, LLC [Member]
Operating Leases

Note 6 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2026. Certain leases contain renewal options.

Rent expense for the operating leases was $65,376 (unaudited) and $53,874 (unaudited) during the three months ended March 31, 2018 and 2017, respectively.

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at March 31, 2018 (unaudited):

Years Ending December 31,	Amount

2018 (9 months)	$191,150
2019	254,866
2020	254,866
2021	260,341
2022	253,565
Thereafter	753,360
Total	$1,968,148

Note 6 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2026. Certain leases contain renewal options.

Years Ending December 31,	Amount

2018	$254,866
2019	254,866
2020	254,866
2021	260,341
2022	253,565
Thereafter	753,360
Total	$2,031,864